Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of intangible assets material to entity [line items]
Summary of goodwill and intangible asset

		Customer-	Network -
		related	related
		intangible	intangible			Right of way
	Goodwill	assets	assets	Licenses	Software	and use	Total
	$’m	$’m	$’m	$’m	$’m	$’m	$’m
Cost
At January 1, 2024	751.0	898.1	160.7	33.4	21.5	—	1,864.7
Additions during the year	—	—	—	0.2	4.2	0.6	5.0
Disposals	—	(4.5)	(0.2)	—	(9.1)	(0.3)	(14.1)
Disposal of subsidiary	(12.2)	(51.0)	(17.6)	—	(0.1)	—	(80.9)
Exchange differences	(160.8)	(172.3)	(20.8)	(2.7)	(1.1)	—	(357.7)
At December 31, 2024	578.0	670.3	122.1	30.9	15.4	0.3	1,417.0

At January 1, 2025	578.0	670.3	122.1	30.9	15.4	0.3	1,417.0
Additions during the year	—	—	—	—	0.2	—	0.2
Disposals	—	—	—	(2.0)	(2.3)	—	(4.3)
Disposal of subsidiary	(8.3)	(3.5)	—	—	(0.1)	—	(11.9)
Reclassified to assets held for sale	(378.6)	(430.3)	(54.3)	(0.2)	3.9	(0.3)	(859.8)
Exchange differences	71.6	82.9	15.4	3.6	(0.2)	—	173.3
At December 31, 2025	262.7	319.4	83.2	32.3	16.9	—	714.5

Accumulated amortization and impairment
At January 1, 2024	131.7	133.4	25.7	15.6	6.0	—	312.4
Charge for the year	—	32.0	6.4	4.0	4.2	0.2	46.8
Impairment charge for the year(a)	87.9	—	—	0.9	—	—	88.8
Disposals	—	(4.6)	(0.2)	—	(9.1)	(0.1)	(14.0)
Disposal of subsidiary	—	(9.0)	(3.0)	—	(0.1)	—	(12.1)
Exchange differences	(44.8)	(32.6)	(5.4)	(1.3)	2.0	—	(82.1)
At December 31, 2024	174.8	119.2	23.5	19.2	3.0	0.1	339.8

At January 1, 2025	174.8	119.2	23.5	19.2	3.0	0.1	339.8
Charge for the year(b)	—	44.4	5.8	6.1	3.8	—	60.1
Disposals	—	—	—	(2.1)	(2.2)	—	(4.3)
Disposal of subsidiary	—	(1.3)	—	—	(0.1)	—	(1.4)
Reclassified to assets held for sale	(197.3)	(78.8)	(8.6)	(0.2)	12.9	(0.1)	(272.1)
Exchange differences	22.5	14.5	3.0	2.3	(1.5)	—	40.8
At December 31, 2025	—	98.0	23.7	25.3	15.9	—	162.9

Net book value
At December 31, 2024	403.2	551.1	98.6	11.7	12.4	0.2	1,077.2
At December 31, 2025	262.7	221.4	59.5	7.0	1.0	—	551.6
(a)	The carrying amount of the Latam tower businesses group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill. This loss is included in loss from discontinued operations in the consolidated statement of income or loss.
(b)	Included in charge for the year ended December 31, 2025, is an accelerated amortization of $13.8 million on customer-related intangible assets due to our customer Oi Brazil's insolvency proceedings.

Schedule of classification of intangible asset amortization expenses

Amortization expense is included in the consolidated statement of loss and other comprehensive income as follows:

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Cost of sales (note 7)	19.9	20.6	26.0
Administrative expenses (note 8)	1.0	1.1	4.4
Discontinued operations	39.2	25.1	20.0
	60.1	46.8	50.4

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Summary of goodwill allocation for each CGU

The following is a summary of goodwill allocation for each CGU or group of CGUs.

					Reclassified to
		Derecognitions		Exchange	assets held
	At January 1	through disposals	Impairment	differences	for sale	At December 31
	$'m	$'m	$'m	$'m	$'m	$'m
2025
IHS Nigeria	89.6	—	—	5.9	—	95.5
IHS Cameroon S.A.	40.8	—	—	5.3	—	46.1
IHS Côte d’Ivoire S.A.	20.3	—	—	2.6	—	22.9
IHS Zambia Limited	30.3	—	—	7.7	—	38.0
IHS Rwanda Limited	8.7	(8.3)	—	(0.4)	—	—
IHS South Africa Proprietary Limited	53.1	—	—	7.1	—	60.2
Latam tower businesses	88.8	—	—	11.6	(100.4)	—
I-Systems	71.6	—	—	9.3	(80.9)	—
	403.2	(8.3)	—	49.1	(181.3)	262.7
2024
IHS Nigeria	151.8	—	—	(62.2)	—	89.6
IHS Cameroon S.A.	43.3	—	—	(2.5)	—	40.8
IHS Côte d’Ivoire S.A.	21.5	—	—	(1.2)	—	20.3
IHS Zambia Limited	32.8	—	—	(2.5)	—	30.3
IHS Rwanda Limited	9.5	—	—	(0.8)	—	8.7
IHS Kuwait Limited	12.2	(12.2)	—	—	—	—
IHS South Africa Proprietary Limited	54.4	—	—	(1.3)	—	53.1
Latam tower businesses	202.5	—	(87.9)	(25.8)	—	88.8
I-Systems	91.3	—	—	(19.7)	—	71.6
	619.3	(12.2)	(87.9)	(116.0)	—	403.2

Schedule of key assumptions to which the value-in-use calculations are most sensitive

	Pre-tax weighted average cost	Terminal	Tenancy	Gross margins excluding depreciation &
	of capital	growth rate	ratio(a)	amortization(a)
2025
IHS Nigeria	22.3%	4.0%	4.01x - 6.26x	66.5	% -	82.3%
IHS Cameroon S.A.	18.1%	4.0%	2.88x - 3.43x	55.6	% -	61.1%
IHS Côte d’Ivoire S.A.	10.5%	4.0%	3.86x - 4.53x	53.6	% -	57.8%
IHS Zambia Limited	23.7%	4.0%	3.54x - 4.08x	58.4	% -	69.2%
IHS South Africa Proprietary Limited	14.0%	4.0%	1.80x - 2.59x	77.6	% -	89.5%

2024
IHS Nigeria	30.5%	4.0%	3.98x – 6.13x	45.7	% -	74.7%
IHS Cameroon S.A.	15.4%	4.0%	2.81x – 3.55x	55.1	% -	64.1%
IHS Côte d’Ivoire S.A.	10.6%	4.0%	3.86x – 4.47x	48.1	% -	58.3%
IHS Zambia Limited	23.9%	4.0%	2.84x – 3.73x	54.3	% -	67.8%
IHS Rwanda Limited	17.6%	4.0%	2.06x – 2.91x	70.3	% -	75.0%
IHS South Africa Proprietary Limited	13.3%	4.0%	1.79x – 2.88x	82.1	% -	88.8%

(a)	Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2026 - 2030. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Schedule of sensitivities to key assumption for fair value less costs of disposals calculation

	Post-tax weighted average cost of capital	Terminal growth rate	Tenancy growth(a)	Homes connected (million)
2024
Latam tower businesses	9.6%	4.7%	5.6%	n.a
I-Systems	9.4%	4.7%	n.a	0.7 – 3.1
(a)	Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2025 - 2034.

IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	1% increase	1% decrease	15% decrease
	in post-tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'m	$'m	$'m
2024
Latam Towers business	48.1	—	—